Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Assets [Abstract]
Schedule of Major Deferred Tax Assets

The following are the major deferred tax assets recognised by the Company and the movements thereon, during the current and prior reporting periods:

	December 31, 2024	December 31, 2025
	US$	US$
Provisions:

At beginning of the year	75,978	-
Charge to profit and loss	(75,978)	-
At end of the year	-	-